Securities Act File No. 333-214851

Investment Company Act File No. 811-23216

As filed with the Securities and Exchange Commission on May 18, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

(Check appropriate box or boxes)

FS Series Trust

(Exact Name of Registrant as Specified in Charter)

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Principal Executive Offices)

(215) 495-1150

(Registrant’s Telephone Number, including Area Code)

Michael C. Forman

201 Rouse Boulevard

Philadelphia, PA 19112

(Name and Address of Agent for Service)

With Copies to:

Michael C. Forman FS Series Trust 201 Rouse Boulevard Philadelphia PA, 19112	John M. Loder Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

This filing relates solely to the following series of the Registrant: FS Multi-Strategy Alternatives Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, FS Series Trust, certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia and State of Pennsylvania on the 18th day of May, 2017.

FS SERIES TRUST (Registrant)

By: /s/ Michael C. Forman
Michael C. Forman President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Michael C. Forman	President	May 18, 2017
Michael C. Forman

/s/ William Goebel	Chief Financial Officer	May 18, 2017
William Goebel	(Principal financial and accounting officer)

*	Trustee	May 18, 2017
Philip E. Hughes, Jr.

*	Trustee	May 18, 2017
Scott J. Tarte

* By:	/s/ Michael C. Forman
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase